Lease Arrangements	12 Months Ended
Dec. 31, 2016
Lease Arrangements
Lease Arrangements

11. Lease Arrangements

Charters-out

        The future minimum rentals, expected to be earned on non-cancellable time charters consisted of the following as at December 31, 2016 (in thousands):

2017	$379,851
2018	332,217
2019	295,661
2020	291,420
2021	266,553
2022 and thereafter	511,163

Total future rentals	$2,076,865

        Rentals from time charters are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the future minimum rentals, an estimated time off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future. The off-hire assumptions used relate mainly to drydocking and special survey maintenance carried out approximately every 2.5 years per vessel, or every 5 years for vessels less than 15-years old, and which may last approximately 10 to 15 days.